Financial assets and liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Noncurrent
Borrowings	$ 554,832	$ 477,601
Total noncurrent	554,832	477,601
Current
Borrowings	61,223	71,731
Total Current	61,223	71,731
Total Borrowings	616,055	549,332
Borrowings [Member]
Noncurrent
Borrowings	554,832	477,601
Total noncurrent	554,832	477,601
Current
Borrowings	61,223	71,731
Total Current	$ 61,223	$ 71,731